Convertible notes at fair value - Schedule of movement of transactions of convertible notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Bank borrowings
Balance at the beginning of year	$ 49,008
Fair value changes	4,433
New issuance	19,184
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	(68,895)
Redemption of convertible notes	(15,196)
2018 Notes
Bank borrowings
Balance at the beginning of year	19,182
Fair value changes	3,644
Conversion of convertible notes	(7,630)
Redemption of convertible notes	(15,196)
2019 Notes
Bank borrowings
Balance at the beginning of year	29,826
Fair value changes	445
Conversion of convertible notes	(30,271)
2020 Notes
Bank borrowings
Fair value changes	344
New issuance	19,184
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	$ (30,994)